First Investors Life Insurance Company
55 Broadway
New York, NY 10006

May 3, 2013

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	First Investors Life Variable Annuity Fund C (the “Registrant”) – Post-Effective Amendment No. 35 to the Registration Statement on Form N-4 (File Nos. 033-33419 and 811-06130)

Ladies and Gentlemen:

On behalf of the Registrant, I certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), that:

(1)
The form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Act would not have differed from that contained in Post-Effective Amendment No. 35 to the Registrant’s above-referenced Registration Statement on Form N-4, the most recent Post-Effective Amendment filed with the Securities and Exchange Commission (the “SEC”) with respect to the First Choice contract; and

(2)	The text of Post-Effective Amendment No. 35 was filed electronically with the SEC.

Should you have any questions regarding this letter, please contact Mark Amorosi of K&L Gates LLP at (202) 778-9351.

Very truly yours,

/s/ Joanne McIntosh
Joanne McIntosh
Senior Counsel